Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues
E-commerce		$ 358		$ 3,539	$ 4,480	$ 1,640
Transaction verification services						325,627
Hosting						27,945
Total revenues		358		3,539	4,480	355,212
Cost of revenues
Power and mining expenses					(160)	(263,869)
Revaluation of digital currencies					704,946	8,665
Gross profit					709,266	100,008
Operating expenses (income):
General and administrative	234,131	215,022	489,792	394,408	1,564,851	1,309,014
Marketing	1,485	80	2,970	140	9,242	10,693
Impairment loss on fixed assets						236,585
Total operating expenses	235,616	215,102	492,762	394,548	1,574,093	1,556,292
Net loss from operations	(235,616)	(214,744)	(492,762)	(391,009)	(864,827)	(1,456,284)
Other (expenses) income:
Impairment loss related to investment						(2,250,000)
Fair value adjustments for warrant liabilities		1,485,813		(31,687,073)	(39,222,099)	(25,266,593)
Fair value adjustments for convertible notes				(16,849,071)	(16,849,071)	2,096,700
Fair value adjustments for derivative liability shortfall of shares						(14,915,419)
Interest expenses						(7,420)
Loss on issuance of Units						(250,000)
Gain on extinguishment of debt		(6,870)		15,866,197	15,918,867	837,369
Gain on settlement of derivative liability		2,136,971		2,136,971
Loss from lease termination				(177,389)	(100,696)
Liquidated damages				(693,000)	(693,000)	(3,102,750)
Other income					33,022	49,121
Revaluation of digital currencies	(12,419)		(193,235)
Realized gain (loss) on sale of digital currencies	11,265		(51,914)
Total other (expense) income	(1,154)	806,417	(245,149)	(34,212,862)	(44,200,509)	(42,808,992)
Net (loss) income	$ (236,770)	$ 591,673	$ (737,911)	$ (34,603,871)	$ (45,065,336)	$ (44,265,276)
Net loss per share, basic and diluted
Basic and Diluted	$ (0.00)	$ 0.01	$ (0.00)	$ (0.80)	$ (0.36)	$ (4.89)
Weighted average number of shares outstanding, basic and diluted
Basic and Diluted	371,326,525	66,171,066	369,781,431	43,079,285	123,548,858	9,058,785
Series C Convertible Preferred Stock [Member]
Other (expenses) income:
Loss on issuance of convertible Preferred stock		$ (2,809,497)		$ (2,809,497)	$ (2,809,497)
Series C-1 Convertible Preferred Stock [Member]
Other (expenses) income:
Loss on issuance of convertible Preferred stock					(478,035)
Net (loss) income